INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Minimum Future Gross Revenues) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Sales-Type Leases and Direct Financing Leases
2023	$ 14,688
2024	23,079
2025	36,091
2026	0
2027	0
Thereafter	0
Total minimum lease payments to be received	73,858
Leaseback Assets
2023	8,162
2024	7,686
2025	7,665
2026	7,665
2027	34,482
Thereafter	0
Total minimum lease payments to be received	65,660
Total
2023	22,850
2024	30,765
2025	43,756
2026	7,665
2027	34,482
Thereafter	0
Total minimum lease payments to be received	$ 139,518